SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2014 USD ($)
Balance at beginning of year	11,973	11,973	11,973	$ 1,946
Additions	0	0	0
Written off	0	0	0
Balance at ending of year	11,973	11,973	11,973	$ 1,946